DEBT (Details) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended										1 Months Ended							1 Months Ended		9 Months Ended													9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended							1 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended			9 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended			9 Months Ended				1 Months Ended
	Sep. 30, 2012 USD ($)		Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)		Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2009 USD ($)	Sep. 30, 2012 Consolidated VIE's USD ($)	Dec. 31, 2011 Consolidated VIE's USD ($)	Dec. 31, 2010 Consolidated VIE's USD ($)	Dec. 31, 2011 Australian subsidiary USD ($)	Dec. 31, 2011 Australian subsidiary AUD	Jun. 30, 2010 Term loans USD ($)	Apr. 30, 2010 Term loans USD ($)	Sep. 30, 2012 Term loans USD ($)	Dec. 31, 2011 Term loans USD ($)	Dec. 31, 2010 Term loans USD ($)	Dec. 31, 2011 Term loans Australian subsidiary USD ($)	Dec. 31, 2011 Term loans Australian subsidiary AUD	Mar. 31, 2012 Term loans Australian borrowings USD ($)	Mar. 31, 2012 Term loans Australian borrowings AUD	Sep. 30, 2012 Senior Credit Facilities USD ($)	Sep. 30, 2012 Accounts receivable programs USD ($)	Dec. 31, 2011 Accounts receivable programs USD ($)	Dec. 31, 2010 Accounts receivable programs USD ($)	Sep. 30, 2012 Senior notes USD ($)	Dec. 31, 2011 Senior notes USD ($)	Dec. 31, 2010 Senior notes USD ($)	Sep. 30, 2012 Senior subordinated notes USD ($)	Dec. 31, 2011 Senior subordinated notes USD ($)	Dec. 31, 2010 Senior subordinated notes USD ($)	Sep. 30, 2012 HPS (China) debt USD ($)	Dec. 31, 2011 HPS (China) debt USD ($)	Dec. 31, 2010 HPS (China) debt USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Sep. 30, 2012 HPS (China) working capital loans and commercial drafts RMB borrowings USD ($)	Sep. 30, 2012 HPS (China) working capital loans and commercial drafts RMB borrowings CNY	Dec. 31, 2011 HPS (China) working capital loans and commercial drafts RMB borrowings USD ($)	Dec. 31, 2011 HPS (China) working capital loans and commercial drafts RMB borrowings CNY	Sep. 30, 2012 Other debt instruments USD ($)	Dec. 31, 2011 Other debt instruments USD ($)	Dec. 31, 2010 Other debt instruments USD ($)	Mar. 31, 2012 Revolving Facility	Sep. 30, 2012 Revolving Facility USD ($)	Dec. 31, 2011 Revolving Facility USD ($)	Mar. 06, 2012 Revolving Facility USD ($)	Dec. 31, 2011 Revolving Facility Australian subsidiary USD ($)	Dec. 31, 2011 Revolving Facility Australian subsidiary AUD	Mar. 31, 2012 Revolving Facility Australian borrowings USD ($)	Mar. 31, 2012 Revolving Facility Australian borrowings AUD	Sep. 24, 2012 Term Loan B USD ($)	Sep. 07, 2012 Term Loan B USD ($)	Mar. 31, 2011 Term Loan B	Jun. 30, 2010 Term Loan B USD ($)	Apr. 30, 2010 Term Loan B USD ($)	Sep. 30, 2012 Term Loan B USD ($)	Dec. 31, 2011 Term Loan B USD ($)	Dec. 31, 2010 Term Loan B USD ($)	Mar. 06, 2012 Term Loan B USD ($)	Mar. 07, 2011 Term Loan B	Sep. 07, 2012 Term Loan C USD ($)	Jun. 30, 2010 Term Loan C USD ($)	Apr. 30, 2010 Term Loan C USD ($)	Sep. 30, 2012 Term Loan C USD ($)	Dec. 31, 2011 Term Loan C USD ($)	Dec. 31, 2010 Term Loan C USD ($)	Sep. 07, 2012 Extended Term Loan B USD ($)	Jun. 30, 2012 Extended Term Loan B	Sep. 30, 2012 Extended Term Loan B USD ($)	Dec. 31, 2011 Extended Term Loan B USD ($)	Sep. 07, 2012 Extended Term Loans B Series 2 USD ($)	Sep. 30, 2012 Extended Term Loans B Series 2 USD ($)	Sep. 30, 2012 Intercompany Note USD ($)	Dec. 31, 2011 Intercompany Note USD ($)	Sep. 30, 2012 Intercompany Note Maximum	Sep. 30, 2012 Intercompany Note Minimum	Sep. 30, 2012 Senior Notes, June 2016	Dec. 31, 2011 Senior Notes, June 2016 USD ($)	Mar. 31, 2012 Australian credit facilities Australian borrowings Australian subsidiary USD ($)	Mar. 31, 2012 Australian credit facilities Australian borrowings Australian subsidiary AUD
Debt
Total debt - excluding debt to affiliates	$ 3,680			$ 3,680			$ 3,942		$ 4,146			$ 266	$ 281	$ 200					$ 1,613	$ 1,696	$ 1,688						$ 237	$ 237	$ 238	$ 490	$ 472	$ 452	$ 892	$ 976	$ 1,279	$ 109	$ 167	$ 188											$ 73	$ 113	$ 101
Total current portion of debt	130	[1]		130	[1]		212	[1]	519	[2]		25	16	15
Long-term portion	3,550	[1]		3,550	[1]		3,730	[1]	3,627	[2]		241	264	185
Notes payable to affiliates-current	100			100			100		100
Notes payable to affiliates-noncurrent	610			610			439		439
Total debt	4,390			4,390			4,481		4,685
Decrease in the interest rate margin (as a percent)																																																				0.50%
Undrawn commitment fee (as a percent)																																																				0.50%
Committed amount before increase																																																							300
Committed Amount																																																					400		400
Principal Outstanding															26	26						12	12																																	14	14								243	652		346					419	427				637	650		342
Amount Outstanding																																							10.0	12.0	56.0	354.0	75.0	474.0	43.0	270.0	79.0	499.0																	243.0	652.0							391.0	394.0				637.0	650.0		342.0						600.0
Reference rate																																								LIBOR			Peoples Bank of China Rate	Peoples Bank of China Rate									US LIBOR	US LIBOR											US LIBOR	US LIBOR							US LIBOR	US LIBOR			LIBOR	US LIBOR	US LIBOR		US LIBOR			US LIBOR	U.S. A/R Program
Increase in the interest rate margin (as a percent)																																																														1.00%															3.00%
Reference rate (as a percent)																																								0.48%			90.00%	90.00%									2.50%	3.00%											1.50%	1.50%							2.25%	2.25%				2.50%	2.50%		2.75%			(0.25%)	(0.10%)
Amount of letter of credit and bank guarantees issued and outstanding																																																					19	20
Weighted average interest rate at period end (as a percent)																				2.00%						3.00%
Interest rate (as a percent)																																								1.00%			6.00%	6.00%			6.00%	6.00%																																						5.50%	5.50%
Prepayment of term loan																																																												58	3		83	124						4	27	40				6				4
Loss on early extinguishment of debt	1		2	2		5	7		37		21						(2)	(5)								1
Future percentage of amortization of the principal amount																																																																					1.00%												1.00%
Minimum number of months prior to the maturity date of the debt instrument																																																																																						3 months
Outstanding loan due to Huntsman Corporation																																																																																		707
Due to Huntsman Corporation, current																																																																																		100	100
Amount repaid																								$ 12	12														$ 2	$ 4	$ 19	120	$ 24	151	$ 36	229												$ 15	14						$ 3		$ 16						$ 4		$ 5			$ 7										$ 27	26
Debt instrument covenant consolidated leverage ratio																																																					3.75

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."